UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22295
Multi-Sector Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Multi-Sector Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 21.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 1.7%

Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,176,339

		$1,176,339

Beverages — 4.9%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,067,818
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14	1,000	1,178,893
Diageo Capital PLC, 7.375%, 1/15/14	1,000	1,168,698

		$3,415,409

Computers — 1.6%

Hewlett-Packard Co., 6.125%, 3/1/14	$1,000	$1,137,519

		$1,137,519

Electric — 1.8%

Dominion Resources, Inc., 5.20%, 8/15/19	$1,200	$1,264,359

		$1,264,359

Foods — 3.1%

Kraft Foods, Inc., 5.375%, 2/10/20	$1,000	$1,039,183
Kroger Co. (The), 6.40%, 8/15/17	1,000	1,138,346

		$2,177,529

Household Products — 1.6%

Fortune Brands, Inc., 6.375%, 6/15/14	$1,000	$1,104,514

		$1,104,514

Media — 1.5%

Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,094,748

		$1,094,748

Retail — 3.3%

CVS Caremark Corp., 5.75%, 6/1/17	$1,000	$1,096,517
Staples, Inc., 9.75%, 1/15/14	1,000	1,225,885

		$2,322,402

Telecommunications — 1.5%

Deutsche Telekom International Finance B.V., 5.25%, 7/22/13	$1,000	$1,077,505

		$1,077,505

Total Corporate Bonds & Notes
(identified cost $14,513,164)		$14,770,324

Commercial Mortgage-Backed Securities — 66.6%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2003-2, Class A4, 5.061%, 3/11/41	$1,500	$1,592,848
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	1,500	1,542,728
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,562,613
BACM, Series 2005-1, Class A5, 5.299%, 11/10/42	1,500	1,570,698
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	1,100	1,151,016
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	1,250	1,327,931
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	450	469,395
CGCMT, Series 2004-C1, Class A4, 5.546%, 4/15/40(1)	1,000	1,061,831
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,355,434
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	1,500	1,541,284
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,500	1,540,501
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	1,500	1,538,662
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	1,300	1,383,118
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	1,250	1,315,434
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	1,500	1,537,414
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38	1,250	1,288,275
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	1,000	1,023,408
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,310,100
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39	1,500	1,586,906

See notes to financial statements

Multi-Sector Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	$1,288	$1,315,863
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	1,250	1,289,278
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38	1,250	1,317,452
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	1,500	1,582,111
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,027,623
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	1,250	1,290,946
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,201,224
LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	1,000	1,011,161
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41	1,000	1,029,047
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	1,500	1,550,085
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,250	1,311,756
MSC, Series 2004-IQ7, Class A4, 5.537%, 6/15/38(1)	1,250	1,317,846
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40	1,500	1,567,201
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41	1,500	1,564,247
WBCMT, Series 2004-C12, Class A4, 5.414%, 7/15/41(1)	1,225	1,285,888
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,250	1,312,212

Total Commercial Mortgage-Backed Securities
(identified cost $44,387,533)		$46,673,536

U.S. Treasury Obligations — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Notes, 3.125%, 10/31/16	$750	$755,742

Total U.S. Treasury Obligations
(identified cost $754,470)		$755,742

Put Options Purchased — 0.1%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

S&P 500 Index Futures	55	$1,050	6/17/10	$97,625

Total Put Options Purchased
(identified cost $665,734)				$97,625

Short-Term Investments — 10.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	$7,490	$7,489,643

Total Short-Term Investments
(identified cost $7,489,643)		$7,489,643

Total Investments — 99.5%
(identified cost $67,810,544)		$69,786,870

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

S&P 500 Index Futures	55	$950	6/17/10	$(39,875)

Total Put Options Written
(proceeds $316,016)				$(39,875)

Other Assets, Less Liabilities — 0.6%				$385,856

Net Assets — 100.0%				$70,132,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM - Bank of America Commercial Mortgage, Inc.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT - Citigroup Commercial Mortgage Trust

COMM - Commercial Mortgage Pass-Through Certificate

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corporation

GMACC - GMAC Commercial Mortgage Securities, Inc.

GSMS - GS Mortgage Securities Corporation II

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MSC - Morgan Stanley Capital I

WBCMT - Wachovia Bank Commercial Mortgage Trust

See notes to financial statements

Multi-Sector Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(1)	Weighted average fixed-rate coupon that changes/updates monthly.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $4,998 and $0, respectively.

See notes to financial statements

Multi-Sector Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $60,320,901)	$62,297,227
Affiliated investment, at value (identified cost, $7,489,643)	7,489,643
Restricted cash(1)	74,910
Interest receivable	425,752

Total assets	$70,287,532

Liabilities

Written options outstanding, at value (premiums received, $316,016)	$39,875
Payable for variation margin on open financial futures contracts	31,768
Payable to affiliates:
Investment adviser fee	23,523
Trustees’ fees	214
Accrued expenses	59,301

Total liabilities	$154,681

Net Assets applicable to investors’ interest in Portfolio	$70,132,851

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$67,970,317
Net unrealized appreciation	2,162,534

Total	$70,132,851

(1)	Represents restricted cash on deposit at the broker as collateral for financial futures contracts.
Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest	$1,697,805
Interest allocated from affiliated investments	8,144
Expenses allocated from affiliated investments	(3,146)

Total investment income	$1,702,803

Expenses

Investment adviser fee	$206,997
Trustees’ fees and expenses	1,371
Custodian fee	20,088
Legal and accounting services	24,727
Miscellaneous	2,796

Total expenses	$255,979

Net investment income	$1,446,824

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$210,794
Investment transactions allocated from affiliated investments	821
Written options	29,338
Financial futures contracts	35,736

Net realized gain	$276,689

Change in unrealized appreciation (depreciation) —
Investments	$1,085,119
Written options	276,141
Financial futures contracts	(89,933)

Net change in unrealized appreciation (depreciation)	$1,271,327

Net realized and unrealized gain	$1,548,016

Net increase in net assets from operations	$2,994,840

See notes to financial statements

Multi-Sector Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Period Ended
in Net Assets	(Unaudited)	October 31, 2009(1)

From operations —
Net investment income	$1,446,824	$238,090
Net realized gain from investment transactions, written options and financial futures contracts	276,689	183,066
Net change in unrealized appreciation (depreciation) from investments, written options and financial futures contracts	1,271,327	891,207

Net increase in net assets from operations	$2,994,840	$1,312,363

Capital transactions —
Contributions	$23,055,229	$50,069,123
Withdrawals	(7,403,704)	—

Net increase from capital transactions	$15,651,525	$50,069,123

Net increase in net assets	$18,646,365	$51,381,486

Net Assets

At beginning of period	$51,486,486	$105,000

At end of period	$70,132,851	$51,486,486

(1) For the period from the start of business, July 16, 2009, to October 31, 2009.

See notes to financial statements

Multi-Sector Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.76	%(2)	1.18	%(2)
Net investment income	4.26	%(2)	2.08	%(2)
Portfolio Turnover	32	%(3)	31	%(3)

Total Return	4.46	%(3)	3.10	%(3)

Net assets, end of period (000’s omitted)	$70,133		$51,486

(1)	For the period from the start of business, July 16, 2009, to October 31, 2009.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Multi-Sector Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Multi-Sector Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Diversified Income Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Exchange traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial year of operations from July 16, 2009 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the

Multi-Sector Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates, to enhance total return or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all

Multi-Sector Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $208,867 of which $1,870 was allocated from Cash Management Portfolio and $206,997 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.615% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$21,547,296
U.S. Government and Agency Securities	7,044,844

$28,592,140

Sales

Investments (non-U.S. Government)	$6,538,510
U.S. Government and Agency Securities	12,263,648

$18,802,158

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,457,121

Gross unrealized appreciation	$2,897,857
Gross unrealized depreciation	(568,108)

Net unrealized appreciation	$2,329,749

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2010 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	70
	U.S. 10-Year Treasury Note	Short	$(8,163,505)	$(8,253,438)	$(89,933)

Written options activity for the six months ended April 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	155	345,354
Options expired	(100)	(29,338)

Outstanding, end of period	55	$316,016

Multi-Sector Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Risk: The Portfolio enters into options on an equity index to help manage the downside risk of exposure to corporate credit, especially on its holdings of high-yield corporate bonds.

Interest Rate Risk: The Portfolio holds fixed rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may purchase and sell U.S. Treasury futures contracts and options thereon.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

		Fair Value

Risk	Derivative	Asset Derivative		Liability Derivative

Equity	Purchased options	$97,625	(1)	$—
Equity	Written options	—		(39,875	)(2)

		$97,625		$(39,875)

Interest Rate	Futures contracts	$—		$(89,933	)(3)

		$—		$(89,933)

Total		$97,625		$(129,808)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(3)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure on the Statement of Operations for the six months ended April 30, 2010 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation) on
		Derivatives	Derivatives
		Recognized in	Recognized in
Risk	Derivative	Income(1)	Income(2)

Equity	Purchased Options	$—	$(568,109)
Equity	Written Options	29,338	276,141

		$29,338	$(291,968)

Interest rate	Futures contracts	$35,736	$(89,933)

		$35,736	$(89,933)

Total		$65,074	$(381,901)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Written options, and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Written options, and Financial futures contracts, respectively.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $4,243,000. The average number of purchased option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately 30 contracts.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

Multi-Sector Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds & Notes	$—	$14,770,324	$—	$14,770,324
Commercial Mortgage-Backed Securities	—	46,673,536	—	46,673,536
U.S. Treasury Obligations	—	755,742	—	755,742
Put Options Purchased	97,625	—	—	97,625
Short-Term Investments	—	7,489,643	—	7,489,643

Total Investments	$97,625	$69,689,245	$—	$69,786,870

Liability Description

Futures Contracts	$(89,933)	$—	$—	$(89,933)
Put Options Written	(39,875)	—	—	(39,875)

Total	$(129,808)	$—	$—	$(129,808)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Sector Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	June 08, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Multi-Sector Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	June 08, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 08, 2010